Loan Portfolio Aging Analysis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	$ 1,361	$ 1,044
Total Past Due and Non Accrual	3,071	3,164
Current	353,650	326,499
Total Loans Receivable	356,721	329,663
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	1,171	1,417
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	303	571
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	236	132
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	49	63
Total Past Due and Non Accrual	382	204
Current	74,132	67,043
Total Loans Receivable	74,514	67,247
Commercial | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	153	141
Commercial | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	105	0
Commercial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	75	0
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	335	250
Total Past Due and Non Accrual	390	701
Current	191,296	162,758
Total Loans Receivable	191,686	163,459
Commercial Real Estate | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	319
Commercial Real Estate | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	55	0
Commercial Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	132
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	922	599
Total Past Due and Non Accrual	2,023	1,836
Current	74,131	79,662
Total Loans Receivable	76,154	81,498
Residential | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	805	737
Residential | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	135	500
Residential | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	161	0
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	55	132
Total Past Due and Non Accrual	276	423
Current	14,091	17,036
Total Loans Receivable	14,367	17,459
Installment | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	213	220
Installment | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	8	71
Installment | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	$ 0	$ 0